Shareholder Report, Holdings (Details)	Jun. 30, 2024
SA American Funds VCP Managed Allocation Portfolio Class 3 | Asset Allocation Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
SA American Funds VCP Managed Allocation Portfolio Class 3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SA American Funds VCP Managed Allocation Portfolio Class 1 | Asset Allocation Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
SA American Funds VCP Managed Allocation Portfolio Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SA American Funds Growth-Income Portfolio Class 3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
SA American Funds Growth-Income Portfolio Class 3 | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
SA American Funds Growth-Income Portfolio Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
SA American Funds Growth-Income Portfolio Class 1 | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
SA American Funds Growth Portfolio Class 3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SA American Funds Growth Portfolio Class 3 | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
SA American Funds Growth Portfolio Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SA American Funds Growth Portfolio Class 1 | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
SA American Funds Global Growth Portfolio Class 3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
SA American Funds Global Growth Portfolio Class 3 | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
SA American Funds Global Growth Portfolio Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
SA American Funds Global Growth Portfolio Class 1 | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
SA American Funds Asset Allocation Portfolio Class 3 | Asset Allocation Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
SA American Funds Asset Allocation Portfolio Class 3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SA American Funds Asset Allocation Portfolio Class 1 | Asset Allocation Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
SA American Funds Asset Allocation Portfolio Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%